GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
GOODWILL AND INTANGIBLE ASSETS
Summary of amortized and indefinite-lived intangible assets

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$9,734,560	$(4,155,129)	$5,579,431
	$9,734,560	$(4,155,129)	$5,579,431

Indefinite-lived:
Brand name	$5,841,880	—	5,841,880
	$15,576,440	$(4,155,129)	$11,421,311

Schedule of goodwill attributable to each business combination

	June 30,	December 31,
	2023	2022
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$10,103,812